UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stephen Feinberg

Address:   875 Third Avenue
           11th Floor
           New York, NY 10022


Form 13F File Number: 28-06882


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Stephen Feinberg
Title:  Investment Manager
Phone:  (212) 891-2100

Signature,  Place,  and  Date  of  Signing:

/s/ Stephen Feinberg               New York, NY                       8/21/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              18

Form 13F Information Table Value Total:  $    1,145,305
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                      VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AERCAP HOLDINGS NV          SHS            N00985106  266,183 23,597,804 SH       SOLE       N/A      23,597,804      0    0
BLUELINX HLDGS INC          COM            09624H109   79,082 33,651,979 SH       SOLE       N/A      33,651,979      0    0
DANA HLDG CORP              COM            235825205    5,124    400,000 SH       SOLE       N/A         400,000      0    0
DORAL FINL CORP             COM NEW        25811P886    1,148    765,418 SH       SOLE       N/A         765,418      0    0
GEOEYE INC                  COM            37250W108  114,847  4,771,379 SH       SOLE       N/A       4,771,379      0    0
GRIFOLS S A                 SPONSORED ADR  398438309  472,924 49,262,902 SH       SOLE       N/A      49,262,902      0    0
LEAR CORP                   COM NEW        521865204    7,546    200,000 SH       SOLE       N/A         200,000      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF T  780097713    1,218     62,000 SH       SOLE       N/A          62,000      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF S  780097739    1,531     86,350 SH       SOLE       N/A          86,350      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PREF SHS R 780097747      490     28,100 SH       SOLE       N/A          28,100      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PREF SHS Q 780097754    3,964    220,000 SH       SOLE       N/A         220,000      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PFD SER P  780097762      924     52,800 SH       SOLE       N/A          52,800      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PREF SER N 780097770      530     30,700 SH       SOLE       N/A          30,700      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR L RP PF 780097788      456     25,300 SH       SOLE       N/A          25,300      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF M  780097796    1,020     58,200 SH       SOLE       N/A          58,200      0    0
SANDRIDGE ENERGY INC        COM            80007P307   39,025  5,833,360 SH       SOLE       N/A       5,833,360      0    0
TOWER INTL INC              COM            891826109  130,913 12,467,866 SH       SOLE       N/A      12,467,866      0    0
TRW AUTOMOTIVE HLDGS CORP   COM            87264S106   18,380    500,000 SH       SOLE       N/A         500,000      0    0


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